Borrowings - Schedule of Analysis of Net Debt Movements (Parenthetical) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reynolds American Inc.
Disclosure Of Detailed Information About Borrowings [Line Items]
Purchase price adjustments relating to acquisition	£ 754	£ 790